BASIC AND DILUTED (LOSS) INCOME PER SHARE - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [line items]
Number of share options and warrants outstanding (in shares)	6,121,689	5,834,519	5,852,864	5,562,984
Share options
Earnings per share [line items]
Instruments with potential future dilutive effect not included in calculation of diluted earnings per share (in shares)	4,751,999	4,609,353	4,771,770
Contingently issuable shares
Earnings per share [line items]
Instruments with potential future dilutive effect not included in calculation of diluted earnings per share (in shares)	4,990,436	0	0
Restricted share
Earnings per share [line items]
Instruments with potential future dilutive effect not included in calculation of diluted earnings per share (in shares)	411,129	605,994	0